Fees Summary	Nov. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,625,000
Previously Paid Amount	0.00
Total Fee Amount	248.79
Total Offset Amount	0.00
Net Fee	248.79
Narrative - Max Aggregate Offering Price	$ 1,625,000
Final Prospectus	true